Document and Entity Information	Jan. 02, 2025
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 17, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 17, 2024
Document Effective Date	Dec. 27, 2024
Prospectus Date	Jan. 02, 2025
Innovator Equity Defined Protection ETF - 2 Yr to January 2027 | Innovator Equity Defined Protection ETF - 2 Yr to January 2027
Prospectus:
Trading Symbol	TJAN